INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 18  -           INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as percentage of total sales

	Year ended December 31,
	2012	2011	2010
USA	81%	78%	69%
India	3	7	14
Asia Pacific*	10	8	8
Europe*	5	5	7
Israel	1	2	2
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarters location of the customer issuing the purchase order.

B.
Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TJP's long-lived assets are located in Japan.

Property and equipment, net - by Geographic Area

	As of December 31,
	2012	2011
Israel	$217,402	$251,506
United States	87,366	96,672
Japan	129,700	150,505
Total	$434,468	$498,683

C.	Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2012 and 2011 consist of the following customers:

	As of December 31,
	2012	2011
Customer 1	30%	43%
Customer 2	12%	2%

D.	Major Customers - as percentage of total sales

	Year ended December 31,
	2012	2011	2010
Customer A	43%	32%	--%
Customer B	3	7	14
Customer C	1	4	16
Other customers (*)	13	15	21

(*)
Represents sales to three different customers accounted for between 3% and 6% of sales during 2012; to three different customers accounted for between 3% and 7% of sales during 2011 and to three different customers accounted for between 5% and 9% of sales during 2010.